SHAREHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6        SHAREHOLDERS’ EQUITY

Reverse Stock Split

The Company’s shareholders authorized, and the Board of Directors approved, a 1-for-10 reverse stock split, which became effective on June 18, 2024. Any fractional shares that would have otherwise resulted from the reverse stock split were rounded up to the nearest whole share. Accordingly, all references made to shares, per share, or common share amounts in the accompanying condensed consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the reverse stock split. The reverse stock split did not change the par value of the common stock nor the authorized number of shares of common stock, preferred stock or any series of preferred stock.

Nasdaq

In July 2023, the Company was notified by Nasdaq that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”). Thereafter, in February 2024, the Company was notified that it was not in compliance with Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Rule”) (collectively, with the Minimum Bid Price Rule, the “Minimum Requirements”). In April 2024, the Company presented a plan of action to the Nasdaq Hearings Panel to meet compliance with the Minimum Requirements. As a result of the reverse stock split effected in June 2024 and the entrance into the Accounts Payable Conversion Agreement (described in Note 8), the Company regained compliance with the Minimum Requirements in July 2024 and was formally notified by Nasdaq that the Minimum Requirements were met. Until July 24, 2025, the Company is subject to a Nasdaq “Panel Monitor” which provides that in the event the Company fails to satisfy the Stockholders’ Equity Rule (not the Minimum Bid Price Rule) during the monitoring period, the Company will be required to request a hearing before the Panel in order to maintain its listing rather than taking the interim step of submitting a compliance plan for the Listing Qualifications Staff’s review or receiving any otherwise applicable grace period.  If the Company falls below the Stockholders’ Equity Rule during this period, we can provide no assurance the Company will be able to maintain its Nasdaq listing. The Company’s stockholders’ equity was below $2,500,000 at December 31, 2024. As a result, and in an effort to maintain compliance with the Stockholders’ Equity Rule, in February 2025, the Company and Forward China agreed convert additional amounts due to Forward China into preferred stock. See Note 11.

Preferred Stock

In connection with the Accounts Payable Conversion Agreements with Forward China (see Note 8), the Company filed two Certificates of Amendment to the Certificate of Incorporation (the “COD”) designating 2,700 shares of Series A-1 Convertible Preferred Stock, with a stated value of $1,000 per share (the “Stated Value”).

The holders of the Series A-1 Convertible Preferred Stock have no voting rights and rank senior to all classes or series of the Company’s common stock with respect to the distribution of assets upon liquidation, dissolution, or winding up. Subject to a 19.9% share cap (as defined in the COD), the Series A-1 Convertible Preferred Stock shall be convertible into a number of shares of the Company’s common stock as determined by (i) multiplying the number of shares to be converted by the Stated Value, (ii) adding the result of all accrued and accumulated and unpaid dividends on such shares to be converted, and then (iii) dividing the result by the conversion price of $7.50, subject to adjustment as defined in the COD. The Series A-1 Convertible Preferred Stock is not redeemable.

Stock Options

On October 1, 2024, the Company granted options to two of its non-employee directors to purchase an aggregate of 48,020 shares of its common stock at an exercise price of $3.73 per share. The options vest one year from the date of grant and expire five years from the date of the grant. The options have a weighted average grant-date fair value of $1.67 per share and an aggregate grant-date fair value of $80,000, which will be recognized, net of forfeitures, ratably over the vesting period.

On October 1, 2023, the Company granted options to three of its non-employee directors to purchase an aggregate of 33,243 shares of its common stock at an exercise price of $7.60 per share. The options vested one year from the date of grant, expire five years from the date of the grant and 11,081 were forfeited prior to vesting. The options have a weighted average grant-date fair value of $3.60 per share and an aggregate grant-date fair value of $120,000, which was recognized, net of forfeitures, ratably over the vesting period.

There were no options exercised during the three months ended December 31, 2024 or 2023.

The Company recognized compensation expense for stock option awards of $20,000 and $51,000 during the three months ended December 31, 2024 and 2023, respectively, which was recorded as a component of general and administrative expenses in its condensed consolidated statements of operations. As of December 31, 2024, there was $60,000 of total unrecognized compensation cost related to nonvested stock option awards that is expected to be recognized over a weighted average period of 0.8 years.

NOTE 8        SHAREHOLDERS’ EQUITY

Reverse Stock Split

The Company’s shareholders authorized, and the Board of Directors approved a 1-for-10 reverse stock split, which became effective on June 18, 2024. Any fractional shares that would have otherwise resulted from the reverse stock split were rounded up to the nearest whole share. Accordingly, all references made to shares, per share, or common share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the reverse stock split. The reverse stock split did not change the par value of the common stock nor the authorized number of shares of common stock or any series of preferred stock.

Nasdaq

In July 2023, the Company was notified by Nasdaq that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”). Thereafter, in February 2024, the Company was notified that it was not in compliance with Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Rule”) (collectively, with the Minimum Bid Price Rule, the “Minimum Requirements”). In April 2024, the Company presented a plan of action to the Nasdaq Hearings Panel to meet compliance with the Minimum Requirements. As a result of the reverse stock split effected in June 2024 and the entrance into the Accounts Payable Conversion Agreement (described in Note 14), the Company regained compliance with the Minimum Requirements in July 2024 and was formally notified by Nasdaq that the Minimum Requirements were met. Until July 24, 2025, the Company is subject to a Nasdaq “Panel Monitor” which provides for in the event the Company fails to satisfy the Stockholders’ Equity Rule (not the Minimum Bid Price Rule) during the monitoring period, the Company will be required to request a hearing before the Panel in order to maintain its listing rather than taking the interim step of submitting a compliance plan for the Listing Qualifications Staff’s review or receiving any otherwise applicable grace period. We can provide no assurance that if the Company falls below the Stockholders’ Equity Rule requirement during this period that the Company will be able to maintain its Nasdaq listing.

“Blank Check” Preferred Stock

The Company is authorized to issue up to 4,000,000 shares of “blank check” preferred stock. The Board has the authority and discretion, without shareholder approval, to issue preferred stock in one or more series for any consideration it deems appropriate, and to fix the relative rights and preferences thereof including their redemption, dividend and conversion rights. Of these shares, 100,000 shares have been authorized as the Series A Participating Preferred Stock. There were no shares of Series A preferred stock issued or outstanding at September 30, 2024 or 2023.

In connection with the Conversion Agreements with Forward China (see Note 14), the Company filed two Certificates of Amendment to the Certificate of Incorporation (the “COD”) designating 2,700 shares of Series A-1 Convertible Preferred Stock, with a stated value of $1,000 per share (the “Stated Value”).

The holders of the Series A-1 Convertible Preferred Stock have no voting rights and rank senior to all classes or series of the Company’s common stock with respect to the distribution of assets upon liquidation, dissolution, or winding up. Subject to a 19.9% share cap (as defined in the COD), the Series A-1 Convertible Preferred Stock shall be convertible into a number of shares of the Company’s common stock as determined by (i) multiplying the number of shares to be converted by the Stated Value, (ii) adding the result of all accrued and accumulated and unpaid dividends on such shares to be converted, and then (iii) dividing the result by the conversion price of $7.50, subject to adjustment as defined in the COD. The Series A-1 Convertible Preferred Stock is not redeemable.

Warrants

At September 30, 2024, the Company had 7,500 warrants outstanding and exercisable, which have an exercise price of $17.50 per share and an expiration date 90 days after a registration statement registering common stock (other than pursuant to an employee benefit plan) is declared effective by the Securities and Exchange Commission.